Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture and Equipment	Computer Equipment	Total

Cost:
At December 31, 2020	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-
At December 31, 2021	14,249	41,751	56,000

Depreciation:
At December 31, 2020	12,447	39,128	51,575
Depreciation	361	787	1,148
At December 31, 2021	12,808	39,915	52,723
Net book value at December 31, 2021	$1,441	$1,836	$3,277

	Furniture and Equipment	Computer Equipment	Total

Cost:
At December 31, 2019	$14,249	$41,751	$56,000
Additions	-	-	-
Disposals	-	-	-
At December 31, 2020	14,249	41,751	56,000

Depreciation:
At December 31, 2019	11,996	38,005	50,001
Depreciation	451	1,123	1,574
At December 31, 2020	12,447	39,128	51,575
Net book value at December 31, 2020	$1,802	$2,623	$4,425